Note 5 - Investments - Investments Held (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Available-for-sale securities	$ 2,435	$ 550
Available-for-sale securities, current		550	$ 279
Fair value through profit or loss - warrants	661	168
Fair value through profit or loss - warrants, current		168
Investments	3,096
Investments		$ 718